Financial Instruments - Summary of Reconciliation of Level 3 fair value measurements (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance	$ 3,067,071
Ending Balance	3,221,646	$ 3,067,071
Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance	283,962	131,232
Total gains in profit or loss	131,990	70,991
Transfer from Level 2 to Level 3	6,202	77,464
Transfer from Level 3 to Level 1		(78,540)
Purchases		82,815
Receipt of investment return	(20,899)
Disposals	(254,951)
Ending Balance	146,304	283,962
Unlisted Investments Classified as Equity Investments F V T P L [Member] | Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance	202,861	131,232
Total gains in profit or loss	129,101	70,344
Transfer from Level 2 to Level 3	6,202	77,464
Transfer from Level 3 to Level 1		(78,540)
Purchases		2,361
Disposals	(254,951)
Ending Balance	83,213	202,861
Movie Income Right Investments [Member] | Level 3 of fair value hierarchy [member]
Disclousre of Detailed Information about Reconciliation of Level3 Fair Value Measurements Explanatory [Line Items]
Beginning Balance	81,101
Total gains in profit or loss	2,889	647
Purchases		80,454
Receipt of investment return	(20,899)
Ending Balance	$ 63,091	$ 81,101